Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (68.6)	$ (2.4)	$ (135.6)	$ (4.5)
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(51.1)	(16.3)
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(48.5)	35.4
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			$ (36.0)	$ (23.6)